Bank Loans and Notes Payable - Activity (Details) € in Millions, $ in Millions, $ in Millions						1 Months Ended		3 Months Ended	12 Months Ended
	Feb. 18, 2020 USD ($)	Feb. 12, 2020 USD ($)	Jan. 22, 2020 USD ($)	Jan. 16, 2020 USD ($)	Mar. 14, 2016 MXN ($)	May 31, 2021 EUR (€)	Jun. 30, 2020 USD ($)	Sep. 30, 2021 MXN ($)	Dec. 31, 2022 USD ($)		Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 EUR (€)	Nov. 30, 2022 USD ($)	Apr. 30, 2021 EUR (€)	Mar. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Mar. 14, 2016 EUR (€)
Disclosure of detailed information about borrowings [line items]
Borrowings												$ 188,582		$ 189,879
Exchange differences (loss) income on the translation of foreign operations and equity method accounted investees									$ (894)	[1]	$ (17,430)	(8,307)	$ 489
Repayment of borrowings	$ 500		$ 900
Savings amount														408
Borrowings, adjustment to interest rate basis								0.25%
Foreign currency revaluation of the net foreign operations									189	[1]	3,677	350	1,060
Carrying value												252,940	246,973	285,058					$ 172,630
Cash Flows											(8,805)	(11,184)	56,283
Non-cash flows, Acquisition											28,114	1,540	1,765
Non-cash flows, Foreign Exchange movement											(9,390)	(123)	4,450
Non-cash flows, New leases											10,686	7,871	7,982
Non-cash flows, Others											11,513	7,863	3,863
Bank loans and notes payable									96	[1]		2,003		1,862
Market value gain on financial instruments									$ (36)	[1]	$ (706)	38	(264)
Interest rate swaps | 7.4% variable to 7.2% fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest pay rate									7.20%		7.20%
Short term Bank loans
Disclosure of detailed information about borrowings [line items]
Carrying value												7,580	19,430	6,712					20,807
Cash Flows											$ (415)	(11,015)	(1,286)
Non-cash flows, Foreign Exchange movement											(78)	(939)	221
Non-cash flows, Others											(375)	104	(312)
Total Liabilities From Financing Activities [Member]
Disclosure of detailed information about borrowings [line items]
Carrying value												190,585	188,665	191,741					117,951
Cash Flows											6,303	1,141	66,093
Non-cash flows, Acquisition											6,181
Non-cash flows, Foreign Exchange movement											(9,034)	675	5,034
Non-cash flows, Others											(2,294)	104	(413)
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Carrying value												62,355	58,308	93,317					$ 54,679
Cash Flows											(15,108)	(12,325)	(9,810)
Non-cash flows, Acquisition											21,933	1,540	1,765
Non-cash flows, Foreign Exchange movement											(356)	(798)	(584)
Non-cash flows, New leases											10,686	7,871	7,982
Non-cash flows, Others											$ 13,807	7,759	$ 4,276
Mexican pesos
Disclosure of detailed information about borrowings [line items]
Credit contracts												$ 15,650
Mexican pesos | Interest rate swaps | 7.4% variable to 7.2% fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest pay rate									7.20%		7.20%	7.20%
Mexican pesos | Weighted average [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate													6.04%
Argentine pesos
Disclosure of detailed information about borrowings [line items]
Credit contracts											$ 711	$ 461
Uruguay, Pesos
Disclosure of detailed information about borrowings [line items]
Credit contracts											759	$ 1,114
Argentina And Colombia
Disclosure of detailed information about borrowings [line items]
Credit contracts													$ 1,184
1.75% Senior Notes
Disclosure of detailed information about borrowings [line items]
Face amount | €																				€ 1,000
Borrowings term					7 years
Borrowings, interest rate																				1.75%
Basis points over the relevant benchmark					1.55%
Total yield percentage																				1.824%
Repayment of borrowings | €						€ 1,042
Foreign currency revaluation of the net foreign operations					$ 232
3.500% Senior Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Face amount		$ 300		$ 1,500			$ 700
Borrowings, interest rate		3.50%		3.50%			3.50%
Basis points over the relevant benchmark		1.375%		1.30%
Total yield percentage		3.577%
Percentage of implicit weighted performance							3.358%
Borrowings		$ 1,800
Foreign currency revaluation of the net foreign operations											1,498
7.36% Debt maturing on 2028
Disclosure of detailed information about borrowings [line items]
Face amount														$ 6,965
Borrowings, interest rate									7.36%					7.36%	7.36%
5.46% Debt Bonds Maturing on 2023
Disclosure of detailed information about borrowings [line items]
Face amount														$ 7,500
Borrowings, interest rate									5.46%					5.46%	5.46%
2.75% Senior Notes Maturing 2030
Disclosure of detailed information about borrowings [line items]
Face amount									$ 1,041
Borrowings, interest rate									2.75%					2.75%	2.75%
Debt Certificates Maturing on 2033
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																	1.00%
Borrowings | €																	€ 500
Debt Certificates Maturing on 2028
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																	0.50%
Borrowings | €																	€ 700
Foreign currency revaluation of the net foreign operations											2,179
5.25% Senior Notes Maturing On November 26, 2045
Disclosure of detailed information about borrowings [line items]
Face amount									$ 489
Borrowings, interest rate									5.25%					5.25%	5.25%
1.85% Senior Notes Maturing 2032
Disclosure of detailed information about borrowings [line items]
Face amount									$ 705
Borrowings, interest rate									1.85%					1.85%	1.85%
7.87% debt bonds maturing on 2027
Disclosure of detailed information about borrowings [line items]
Face amount														$ 8,500
Borrowings, interest rate									7.87%					7.87%	7.87%
7.35% debt bonds maturying on 2028
Disclosure of detailed information about borrowings [line items]
Face amount														$ 3,000
Borrowings, interest rate									7.35%					7.35%	7.35%
T I I E Plus Zero Point Zero Eight Percentage Debt Bonds Maturing On Two Thousand Twenty Five
Disclosure of detailed information about borrowings [line items]
Face amount														$ 1,727
Borrowings, interest rate									0.08%					0.08%	0.08%
TIIE Plus Zero Point Zero Five Percentage Debt Bonds Maturing On 2026
Disclosure of detailed information about borrowings [line items]
Face amount														$ 2,435
Borrowings, interest rate									0.05%					0.05%	0.05%
TIEE Plus Nine Point Pine Five Percentage Debt Bonds Maturing On 2029
Disclosure of detailed information about borrowings [line items]
Face amount														$ 5,500
Borrowings, interest rate									995.00%					995.00%	995.00%
Short term Bank loans | Mexican pesos
Disclosure of detailed information about borrowings [line items]
Face amount																		$ 15,000
First Bonds Linked Debt
Disclosure of detailed information about borrowings [line items]
Face amount								$ 9,400
Prepaid bilateral loans with maturity of February 2025
Disclosure of detailed information about borrowings [line items]
Repayment of borrowings								3,760
Prepaid bilateral loans with maturity of August 2026
Disclosure of detailed information about borrowings [line items]
Repayment of borrowings								$ 5,640
Debt Certificates Maturing on 2032
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																9.65%
Borrowings																$ 8,446
Senior Notes Maturing 2028
Disclosure of detailed information about borrowings [line items]
Borrowings | €															€ 700
Senior Notes Maturing on 2033
Disclosure of detailed information about borrowings [line items]
Borrowings | €															€ 500
TIEE28 Plus Zero Point One Zero Percentage Debt Bonds Maturing on 2027
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																0.10%
Borrowings																$ 827
Social and Sustainable Bond
Disclosure of detailed information about borrowings [line items]
Face amount														$ 6,000
TIIE Plus Zero Point Zero Five Percentage Debt Bonds Maturing On 2026, 2
Disclosure of detailed information about borrowings [line items]
Face amount														$ 500
Borrowings, interest rate									0.05%					0.05%	0.05%
Senior Notes Maturing 2030
Disclosure of detailed information about borrowings [line items]
Face amount														$ 209
Senior Notes Maturing 2043
Disclosure of detailed information about borrowings [line items]
Face amount														$ 111
Domestic senior notes | Interest rate swaps
Disclosure of detailed information about borrowings [line items]
Bank loans and notes payable									$ 705
Market value gain on financial instruments											$ 1,647

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3